INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME/(LOSS) BEFORE INCOME TAX

The United States and foreign components of income (loss) before income taxes were comprised of the following:

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

Tax jurisdictions from:
Local – United States	$(96,370)	$(161,751)	$(204,295)	$(304,170)
Foreign – Malaysia	(177,983)	369,367	(469,675)	313,780
Foreign – Hong Kong	(363,901)	13,691	(291,814)	(20,053)
(Loss) income before income tax	$(638,254)	$221,307	$(965,784)	$(10,443)

	For the years ended		For the six months ended
	December 31,		December 31,
	2020	2019	2019
		(Unaudited)
Tax jurisdictions from:
- U.S.	$(735,159)	$(321,808)	$(279,476)
- Foreign – Malaysia	1,070,806	38,625	(4,174)
- Foreign – Hong Kong	180,700	(439,909)	(55,281)
Income (loss) before income taxes	$516,347	$(723,092)	$(338,931)

SCHEDULE OF PROVISION FOR INCOME TAX

The provision for income taxes consisted of the following:

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

Current:
- Local	$(22,205)	$-	$(22,205)	$-
- Foreign	(14,461)	-	(41,185)	-

Deferred:
- Local	-	-	-	-
- Foreign	32,695	(134,067)	53,299	(134,067)
Provision for income tax	$(3,971)	$(134,067)	$(10,091)	$(134,067)

The (provision for) benefit of income taxes consisted of the following:

	For the Years Ended December 31,		For the Six Months Ended December 31,
	2020	2019	2019
		(Unaudited)
Current:
- U.S.	$-	$-	$-
- Foreign	16,748	6,965	-

Deferred:
- U.S.	-	-	-
- Foreign	(178,329)	-	-

(Provision for) benefit of income taxes	$(161,581)	$6,965	$-

SCHEDULE OF DEFERRED TAX ASSETS

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of June 30, 2021	As of December 31, 2020

Deferred tax assets:
Net operating loss carry forwards in U.S.	$42,902	$-
Net operating loss carry forwards in Malaysia	47,090	62,678
Less: valuation allowance	(42,902)	-
Deferred tax liabilities:
Depreciation	-	(68,421)
Deferred tax assets (liabilities), net	$47,090	$(5,743)

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of December 31, 2020	As of December 31, 2019

Deferred tax assets:
Net operating loss carry forwards in U.S.	$65,648	$43,410
Net operating loss carry forwards in Malaysia	62,678	-
Less: valuation allowance	(65,648)	(43,410)
Deferred tax liabilities:
Depreciation	(68,421)	-
Deferred tax liabilities, net	$(5,743)	$-

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The following table reconciles the local (United States) statutory rates to the Company’s effective tax rate for the periods indicated below:

	For the years ended			For the six months ended
	December 31,			December 31,
	2020		2019	2019
			(Unaudited)
U.S. statutory rate	21.0%		21.0%	21.0%
Valuation allowance	(4.0)%		(21.0)%	(21.0)%
Differential tax rate in Malaysia	3.0%		0.0%	0.0%
Permanent difference	11.3%	(1)	1.0%	0.0%
Effective tax rate	31.3%		1.0%	0.0%

(1)	10.2% represents expenses incurred in AATP US that were not deductible in the Malaysia tax returns. 0.2% represents income derived in AATP HK that were not taxable in the Malaysia tax returns. 1.3% represents expenses incurred in AATP LB, ASL, SEA and WATP that are not deductible in the Malaysia tax returns.